Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—90.1%
		Aerospace/Defense—1.7%
$15,485,934	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 6.268%–6.338% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	$15,381,934	$ 15,485,934
		Air Transportation—1.4%
3,427,920	[2,3]	AerCap Holdings NV, 5.796% (SOFR CME +1.500%), 12/31/2028	9/22/2021- 9/30/2022	3,430,282	3,427,920
9,950,000	[2,3]	Avolon TLB 2030, 6.071% (SOFR CME +1.750%), 6/24/2030	10/3/2024	9,962,531	9,933,477
		TOTAL			13,361,397
		Airlines—2.7%
16,500,000	[2,3]	Cuanza Ltd. TAAG Linhas Aereas do Angola S.A. Ministry of Finance Angola, 9.280% (SOFR CME +5.000%), 9/2/2025	1/24/2025	16,500,000	16,481,913
9,000,000	[2,3]	Maher Terminals LLC, 7.077% (SOFR CME +2.750%), 11/17/2027	3/7/2024	8,932,500	8,987,939
		TOTAL			25,469,852
		Automotive—0.3%
3,200,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.485% (SOFR CME +4.250%), 8/24/2026	9/18/2023	3,200,000	3,198,761
		Banking—5.8%
8,750,000	[2,3]	Agrobank, 7.517% (SOFR CME +3.000%), 11/25/2025	11/25/2024- 1/10/2025	8,740,250	8,750,000
10,400,000	[2,3]	Joint-Stock Co. Asakabank, 6.634% (SOFR CME +2.500%), 4/29/2026	4/25/2025	10,400,000	10,400,000
15,000,000	[2,3]	National Bank of Egypt, 6.324% (SOFR CME +1.991%), 6/3/2026	6/21/2024- 9/13/2024	15,002,833	15,000,000
EUR 5,000,000	[2,3]	T.C. Ziraat Bankasi AS, Istanbul (“Ziraat”), 3.026% (3-month EURIBOR +0.850%), 5/25/2026	5/2/2025	5,578,209	5,811,216
$10,063,350	[2]	Yapi ve Kredi Bankasi A.S., 5.205%, 7/23/2026	6/18/2025	9,492,958	9,509,678
5,000,000	[2,3]	Ziraat Bank USD, 5.544% (SOFR CME +1.100%), 5/25/2026	4/25/2025	4,953,375	4,962,855
		TOTAL			54,433,749
		Basic Industry - Metals/Mining Excluding Steel—6.0%
14,716,907	[2,3]	CSN, 6.827% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	15,582,607	14,476,975
13,000,000	[2,3]	Glencore Eramet, 7.296% (SOFR CME +3.000%), 12/31/2029	5/15/2025	13,000,000	13,024,363
5,500,000	[2,3]	Harmony Gold Mining Co. Ltd., 7.400% (SOFR +2.810%), 5/31/2027	7/30/2018- 4/30/2021	5,507,949	5,500,000
6,666,667	[2,3]	Mercuria Energy Trading S.A. / Kazakhmys Corp. LLC, 6.812% (SOFR CME +2.500%), 12/15/2025	3/6/2025- 3/26/2025	6,646,667	6,666,667
3,504,069	[2,3]	Navoi Mining and Metallurgical Co., 9.032% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	3,474,340	3,504,069
13,000,000	[2,3]	Trafigura Pte., Ltd., 5.827% (SOFR CME +1.500%), 6/30/2026	6/26/2024	13,000,000	12,976,167
		TOTAL			56,148,241
		Beverages—1.1%
10,007,813	[2,3]	International Beverage Tashkent, 9.072% (SOFR CME +4.500%), 12/29/2026	12/23/2021- 3/26/2025	10,007,813	10,007,812
		Chemicals—1.1%
3,495,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 8.318% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	3,495,000	3,494,141
6,776,487	[2,3]	PJSC Acron, 6.024% (SOFR CME + 1.700%), 5/18/2026	11/10/2021	6,776,487	6,745,876
		TOTAL			10,240,017

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Communications - Telecom Wirelines—6.1%
EUR 11,968,966	[2,3]	Antin Elephant Bidco B.V., 4.190%–4.341% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 4/24/2025	$12,913,515	$ 13,954,924
$10,500,000	[2,3]	Dobson Technologies, Inc., 8.080% (SOFR CME +3.750%), 9/26/2029	12/16/2024	10,500,000	10,358,982
10,972,500	[2,3]	Gridiron Fiber Corp., 8.046% (SOFR CME +3.750%), 8/31/2030	11/22/2023- 3/26/2025	10,906,266	10,972,500
EUR 9,200,000	[2,3]	Telekom Srbija a.d. Beograd, 5.574% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	9,665,588	10,796,831
9,000,000	[2,3]	Vantage Towers AG, 4.230% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	9,673,010	10,601,556
		TOTAL			56,684,793
		Consumer Goods - Food - Wholesale—1.3%
$12,500,000	[2,3]	Marfrig Global Foods S.A., 5.943% (SOFR CME +1.800%), 4/27/2026	5/24/2024	12,500,000	12,520,209
1	[2,3,4,5,6]	Vicentin SAIC II, 11.579% (SOFR CME +6.000%), 1/15/2024	12/28/2017- 1/15/2020	1	0
		TOTAL			12,520,209
		Electric Utilities—0.3%
2,942,286	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 9.616% (SOFR CME +5.320%), 6/30/2027	2/8/2024	2,893,336	2,902,827
		Electronic Equipment Instruments & Components—1.8%
17,000,000	[2,3]	Oman Electricity Transmission Co. SAOC, 5.230% (SOFR CME +0.950%), 3/26/2026	6/30/2025	16,991,500	16,991,500
		Energy - Exploration & Production—13.0%
15,000,000	[2,3]	Azule Energy Holding Ltd., 8.845% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 5/6/2025	14,923,750	15,117,289
9,947,826	[2,3]	BlueNord Energy Denmark A/S, 8.374% (SOFR CME +4.030%), 12/31/2029	6/7/2024	9,947,826	9,947,826
7,067,857	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.321% (SOFR CME +4.000%), 6/30/2029	3/28/2024- 12/19/2024	7,046,018	6,942,975
10,500,000	[2,3]	Carmo Energy S.A., 7.085% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	10,500,000	10,500,000
11,000,000	[2,3]	CC Energy Development Ltd., 8.269% (SOFR CME +4.500%), 12/31/2030	8/31/2022	11,000,000	11,000,000
1,942,500	[2,3]	Ithaca Energy UK Ltd., 8.311%–8.312% (SOFR CME +4.000%), 12/31/2029	11/4/2024- 4/9/2025	1,942,500	1,942,500
9,554,532	[2,3]	Neo Energy Group Ltd., 8.154% (SOFR CME +3.750%), 3/31/2028	10/8/2024	9,554,532	9,554,532
9,000,000	[2,3]	OQ SAOC, 5.085% (SOFR CME +0.850%), 9/17/2026	1/28/2025	8,990,250	8,985,191
5,000,000	[2,3]	SOCAR Energy, 8.140% (SOFR CME +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
3,900,000	[2,3]	Sonangol Finance Ltd., 9.679% (SOFR CME +5.250%), 9/30/2026	9/14/2021- 4/25/2024	3,872,700	3,900,000
12,666,980	[2,3]	Sonangol Finance Ltd. (“SFL”), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.687% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	12,549,926	12,406,447
16,000,000	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 6.882%–10.043% (SOFR CME +5.500%), 5/24/2032	5/15/2025	16,000,000	16,000,000
10,001,279	[2,3]	Yinson Azalea Production PTE Ltd., 7.280%–7.327% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 6/16/2025	9,981,867	10,001,279
		TOTAL			121,298,039
		Energy - Gas Distribution—5.2%
5,834,620	[2,3]	Caliche Development Partners III LLC, SPV, 6.540% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 6/2/2025	5,905,567	5,830,069
5,585,931	[2,3]	Energia Mayakan SA de CV, 7.110% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 6/26/2025	4,576,733	5,582,163
EUR 5,103,159	[2,3]	Medina, 5.186% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	5,480,254	5,984,176
$ 8,686,742	[2,3]	Nigeria LNG Ltd., 8.307% (SOFR CME +3.750%), 3/31/2029	2/5/2025	8,367,263	8,487,134
345,350	[2,3]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (SOFR CME +3.750%), 6/15/2026	4/14/2023	341,896	345,350
9,033,482	[2,3]	Venture Global Calcasieu Pass LLC, 7.302% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	8,996,522	9,033,482

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$13,427,519	[2,3]	Venture Global Plaquemines LNG LLC, 6.546%–6.552% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 1/23/2025	$13,075,079	$ 13,427,519
		TOTAL			48,689,893
		Energy - Integrated Energy—1.9%
6,000,000	[2,3]	Leopard Funding Ltd., 10.568% (SOFR CME +6.250%), 9/17/2029	6/9/2025	5,935,250	5,940,990
12,018,182	[2,3]	Puma International Financing S.A. (Lux, Inc.), 6.413% (SOFR CME +2.100%), 6/4/2028	5/30/2024- 5/27/2025	12,003,182	11,947,504
		TOTAL			17,888,494
		Energy - Oil Field Equipment & Services—7.4%
8,675,732	[2,3]	Alfa Lula Alto S.a.r.l., 6.762% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	8,592,100	8,779,116
2,015,867	[2,3]	Alfa Lula Alto S.a.r.l., 6.962% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	1,985,274	2,034,720
11,532,961	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.902% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	11,489,199	11,657,918
13,833,027	[2,3]	GY-DW-UK-IV Ltd., 6.436% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 6/30/2025	13,773,787	13,746,598
11,832,084	[2,3]	Heritage Petrol Co. Ltd., 9.830% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	12,127,762	11,832,084
13,000,000	[2,3]	Petroleos del Peru S.A., 9.823% (SOFR CME +5.500%), 11/13/2025	5/22/2024- 6/13/2025	13,000,000	13,005,424
4,709,098	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.852% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 12/8/2023	4,710,424	4,709,098
3,673,405	[2,3]	Ten FPSO, 7.818% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 12/19/2024	3,491,013	3,433,255
		TOTAL			69,198,213
		Energy - Oil Refining and Marketing—2.6%
8,953,454	[2]	P.M.I. Trading, DAC, 7.067%, 7/7/2025	6/17/2025	8,920,062	8,941,126
14,859,600	[2,3]	Yinson Bergenia Production B.V., 8.380% (SOFR CME +4.100%), 6/10/2028	3/6/2023- 4/4/2025	14,865,495	14,859,600
		TOTAL			23,800,726
		Foreign Sovereign—14.1%
14,000,000	[2,3]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (“EGPC”), 7.667%–8.096% (SOFR CME +4.000%), 10/23/2025	9/25/2024- 10/24/2024	14,000,000	14,000,000
EUR 2,071,429	[2,3]	Benin, Government of, 6.074% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	2,237,850	2,440,041
2,057,143	[2,3]	Benin, Government of, 6.350% (6-month EURIBOR +4.300%), 12/21/2026	12/21/2021	2,321,075	2,373,619
2,228,571	[2]	Benin, Government of, 6.350%, 12/21/2026	12/22/2021	2,525,975	2,625,147
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.403% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	14,724,383
$ 65,181	[2,3]	Egypt, Government of, 7.271% (SOFR +3.150%), 7/6/2026	6/24/2025	65,181	65,181
989,563	[2,3]	Egypt, Government of, 7.667%–8.749% (SOFR CME +4.000%), 6/1/2026	6/9/2024- 5/27/2025	989,563	989,563
2,880,613	[2,3]	GOV Pakistan 216, 7.865% (SOFR CME +3.900%), 12/18/2026	6/14/2025- 6/27/2025	2,409,980	2,886,224
7,833,236	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%–8.327% (SOFR CME +3.695%, +4.150%), 1/20/2026	10/30/2024- 1/16/2025	7,833,236	7,940,505
2,000,000	[2,3]	Kenya, Government of, 11.149% (SOFR CME +6.450%), 3/4/2026	2/16/2024	1,986,500	2,000,000
EUR 3,500,000	[2,3]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/25/2021	4,114,075	3,270,991
10,937,500	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 7.871% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	11,901,533	11,902,426
8,000,000	[2,3]	Senegal, Government of, 6.884% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	8,596,798	9,250,511

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 6,583,333	[2,3]
The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And
Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And
Budget), 8.312% (6-month EURIBOR +5.750%), 1/8/2028
			6/3/2024	$ 7,176,856	$ 7,754,841
$11,500,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.228% (SOFR CME +6.000%), 12/11/2025	12/18/2024	11,500,000	11,467,275
EUR 15,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 5.028%–5.159% (6-month EURIBOR +2.850%), 3/18/2026	4/23/2025	16,988,254	17,669,260
$ 5,000,000	[2,3]	Turk Eximbank (Turkiye Ihracat Kredi Bankasi A.S.) The Republic of Turkiye, a State-owned bank and the official export credit agency of Turkiye, 5.463% (SOFR CME +1.250%), 12/29/2025	12/17/2024	5,000,000	5,000,000
EUR 10,000,000	[2,3]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 3.171% (1-month EURIBOR +1.050%), 11/13/2025	4/4/2025	11,303,948	11,754,664
$ 4,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 10.444% (SOFR CME +5.850%), 8/9/2026	5/20/2024	4,000,500	4,021,200
		TOTAL			132,135,831
		Supranational—4.4%
4,000,000	[2,3]	Afreximbank 209, 4.639%–4.943% (SOFR CME +0.379%), 5/18/2026	4/30/2025- 5/15/2025	4,000,000	3,991,061
7,000,000	[2,3]	African Export-Import Bank (“Afrexim Bank”), 5.165% (SOFR CME +0.850%), 8/22/2025	2/5/2025	6,982,600	6,989,872
10,000,000	[2,3]	Bank of Industry Ltd. (“BOI”) Guarantor - Africa Finance Corp., 6.524% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	9,917,611
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.060% (SOFR CME +1.750%), 12/16/2026	11/22/2024	4,000,000	3,954,934
2,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.107% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,988,302
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.258%–6.273% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	4,966,716
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.260% (SOFR CME +1.950%), 12/16/2027	12/11/2024	4,000,000	3,889,624
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.282% (SOFR CME +1.950%), 8/23/2025	7/18/2023	4,876,750	4,990,328
		TOTAL			40,688,448
		Telecommunications - Wireless—9.0%
5,800,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.591% (SOFR CME +4.311%), 9/13/2028	5/20/2024- 5/28/2024	5,648,600	5,664,607
5,722,500	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.591% (SOFR CME +4.311%), 9/13/2028	9/13/2024	5,666,275	5,649,546
9,500,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.756% (SOFR CME +4.500%), 10/9/2029	10/8/2024	9,500,000	9,500,000
8,398,077	[2,3]	IHS Zambia Ltd., 9.518% (SOFR CME +5.000%), 12/15/2027	11/11/2021- 10/17/2024	8,394,339	8,572,116
EUR 2,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129%–5.944% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	2,870,254	3,282,452
12,775,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	13,942,466	15,530,860
$12,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 8.296% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 3/5/2025	11,941,000	12,144,742
EUR 12,750,000	[2,3]	TDC Net A/S, 4.499% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	13,718,901	15,018,871
$ 8,500,000	[2,3]	Tillman Infrastructure ABS SUB 1, LLC, 7.380% (SOFR CME +3.000%), 4/23/2029	6/25/2024	8,457,500	8,501,724
		TOTAL			83,864,918
		Transportation - Transport Infrastructure/Services—1.1%
3,191,964	[2,3]	Impala Terminals Switzerland S.a.r.l., 7.530% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	3,129,189	3,191,964

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—continued
$ 6,825,000	[2,3]	ITG3 S.a.r.l., 7.684% (SOFR CME +3.250%), 2/15/2027	5/24/2024	$ 6,826,706	$ 6,825,000
		TOTAL			10,016,964
		Transportation Infrastructure—1.0%
9,400,000	[2,3]	Transnet SOC Ltd., 8.850% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 5/15/2025	9,375,517	9,388,968
		Utility - Electric-Generation—0.8%
EUR 5,999,980	[2,3]	Eesti Energia AS, 7.007% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	6,610,477	7,067,681
$ 153,846	[2,3]	The Sharjah Electricity and Water Authority, 6.502% (SOFR CME +1.950%), 12/23/2025	12/21/2020- 1/11/2021	153,577	153,846
		TOTAL			7,221,527
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $830,868,758)			841,637,113
		INVESTMENT COMPANY—5.2%
48,767,512		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[7] (IDENTIFIED COST $48,767,512)			48,767,512
		TOTAL INVESTMENT IN SECURITIES—95.3% (IDENTIFIED COST $879,636,270)			890,404,625
		OTHER ASSETS AND LIABILITIES - NET—4.7%[8]			44,392,532
		NET ASSETS—100%			$934,797,157
At June 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized (Depreciation)
Contracts Sold:
7/28/2025	Toronto Dominion Bank	42,370,000	EUR	$48,699,921	$(1,295,576)
8/20/2025	Credit Agricole CIB	86,000,000	EUR	$96,383,116	$(5,249,228)
9/26/2025	JP Morgan	42,000,000	EUR	$48,490,369	$(1,264,281)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(7,809,085)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$43,649,984
Purchases at Cost	$116,341,004
Proceeds from Sales	$(111,223,476)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$48,767,512
Shares Held as of 6/30/2025	48,767,512
Dividend Income	$585,064

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2025, these restricted securities amounted to $841,637,113, which represented 90.1% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	Non-income-producing security.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$841,637,113	$841,637,113
Investment Company	48,767,512	—	—	48,767,512
TOTAL SECURITIES	$48,767,512	$—	$841,637,113	$890,404,625
Other Financial Instruments[1]
Liabilities	$—	$(7,809,085)	$—	$(7,809,085)

1	Other financial instruments are foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2025	$826,370,289
Accreted/amortized discount/premiums	343,640
Realized gain (loss)	3,449,204
Change in unrealized appreciation/depreciation	10,732,070
Purchases	195,590,564
(Sales)	(194,848,654)
Balance as of 6/30/2025	$841,637,113
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2025	$11,943,279

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
JSC	—Joint Stock Company
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar